Warrants - Common Stock Warrants Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class Of Warrant Or Right [Line Items]
Warrants, Ending Balance	17,441,966
Common Stock Warrant and Purchase Option
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	5,447,940	274,420	174,420
Warrants Granted	22,891,082	5,331,520	100,000
Warrants Exercised	(10,897,056)	(158,000)
Warrants Expired		0	0
Warrants, Ending Balance	17,441,966	5,447,940	274,420	174,420
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 250.2	$ 480.00	$ 600.00
Weighted Average Exercise Price, Granted	170.40	234.60	12.00
Weighted Average Exercise Price, Exercised	145.80	12.00
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 168.60	$ 250.2	$ 480.00	$ 600.00
Warrants Weighted Average Remainder Contractual Terms Granted	4 years 6 months	5 years 6 months	7 years
Weighted Average Remainder Contractual Term in Years, Exercised		6 years 7 months 6 days
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding	4 years 7 months 6 days	4 years 10 months 24 days	4 years 2 months 12 days	3 years 9 months 18 days